Leasing Activity, Maturities of Lease Receivables (Details) $ in Millions	Dec. 31, 2024 USD ($)
Direct Financing and Sales-Type Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
2025, direct financing and sales-type leases, lessor	$ 4,628
2026, direct financing and sales-type leases, lessor	3,562
2027, direct financing and sales-type leases, lessor	2,548
2028, direct financing and sales-type leases, lessor	1,622
2029, direct financing and sales-type leases, lessor	908
Thereafter, direct financing and sales-type leases, lessor	2,022
Total lease receivable, direct financing and sales-type leases, lessor	15,290
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2025, operating leases. lessor	562
2026, operating leases, lessor	423
2027, operating leases, lessor	317
2028, operating leases, lessor	222
2029, operating leases, lessor	141
Thereafter, operating leases, lessor	258
Total lease receivables, operating leases, lessor	$ 1,923